Other payables - long-term	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Other payables - long-term
16.	Other payables - long-term

	30 June 2026	31 December 2025
	€’000	€’000
Payable to shareholders of Al Shola Gas - non-current	-	959
Employee end-of-service benefits	119	113
Bank borrowings - non-current	25	53
Deferred tax liability - QIND purchase price allocation	1,689	1,741
Total other payables - long-term	1,833	2,866

The amount payable to the former shareholders of Al Shola Gas arises from QIND’s acquisition of its 51% interest in Al Shola Gas and is due within twelve months of 30 June 2026. It is presented within trade and other payables (Note 17).

Deferred tax liability

	Six months ended 30 June 2026	Year ended 31 December 2025
	€’000	€’000
At 1 January (restated)	1,741	2,198
Released to profit or loss	(99)	(238)
Exchange differences	47	(219)
At end of period	1,689	1,741